Capitalized Commission Assets (Details) - Schedule of reconciliation of the carrying value of capitalized sales commissions - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Schedule of reconciliation of the carrying value of capitalized sales commissions [Abstract]
Opening balance	R 231,537	R 201,075
Additions	112,738	112,639
Amortization	(64,707)	(64,566)
Write off		(15,301)
Translation adjustments	7,486	(2,310)
Closing balance	R 287,054	R 231,537